CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES	CHANGES IN ACCOUNTING POLICIES
New and amended standards adopted by the Company

Amendment to IFRS 3 - Business combinations
In October 2018, the IASB issued an amendment to IFRS 3 - Business combinations, which clarifies the definition of a business, with the objective of assisting entities in determining whether a transaction should be accounted for as a business combination or as an asset acquisition. The amended standard has a narrower definition of a business, which could result in the recognition of fewer business combinations than under the previous standard.

This amendment to IFRS 3 was adopted April 1, 2020 and will apply to transactions occurring subsequent to April 1, 2020.

Amendment to IFRS 16 - Leases
In May 2020, the IASB issued an amendment to IFRS 16 - Leases, with the objective of providing practical relief to lessees in accounting for rent concessions arising as a result of the COVID-19 pandemic. The amendment introduces an optional practical expedient for lessees to not account for rent concessions as lease modifications if they are a direct consequence of the COVID-19 pandemic and meet certain conditions.

This amendment to IFRS 16 was adopted effective on April 1, 2020. The Company has elected to apply the practical expedient. The adoption of this amendment had no material impact on the consolidated financial statements.
New and amended standards not yet adopted by the Company

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest rate benchmark reform – Phase 2
In August 2020, the IAS issued an amendment to IFRS 9 – Financial instruments, IAS 39 – Financial instruments: recognition and measurement, IFRS 7 – Financial instrument: disclosures, IFRS 4 – Insurance contracts and IFRS 16 – Leases. The amendments address issues that arise from implementation of Interbank Offered Rate (IBOR) reform, where IBORs are replaced with alternative benchmark rates. For financial instruments at amortized cost, the amendments introduce a practical expedient such that if a change in the contractual cash flows is as a result of IBOR reform and occurs on an economically equivalent basis, the change will be accounted for by updating the effective interest rate with no immediate gain or loss recognized. The amendments also provide additional temporary relief from applying specific IAS 39 hedge accounting requirements to hedging relationships affected by IBOR reform and will require disclosure of information about new risks arising from the reform and how the transition to alternative benchmark rates will be managed.

For the Company, amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 will be effective for the fiscal period beginning on April 1, 2021. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.